Average Annual Total Returns - Transamerica Managed Risk - Growth ETF VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Managed Risk – Growth ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Managed Risk – Growth ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Managed Risk – Growth ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.52%	7.74%	6.81%	May 01, 2008	4.22%	7.46%	6.53%	May 01, 2008	21.02%	15.46%	13.84%	16.06%	[1]	11.54%	[1]	9.61%	[1]

[1]	The Transamerica Managed Risk – Growth ETF VP Blended Benchmark consists of the following: MSCI U.S. Broad Market Index, 52%; Bloomberg Barclays US Aggregate Bond Index, 25%; and FTSE All-World Index ex-U.S., 23%.